Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS - 59.9%

Communication Services - 5.5%
Interactive Media & Services - 5.5%
Alphabet, Inc. - Class A	25,656	$8,671,728
Meta Platforms, Inc. - Class A	14,181	10,160,687
Tencent Holdings Ltd. - ADR (China)	54,880	4,192,283
Total Communication Services		23,024,698
Consumer Discretionary - 6.9%
Broadline Retail - 4.0%
Amazon.com, Inc.*	51,602	12,348,359
MercadoLibre, Inc. (Brazil)*	2,076	4,458,812
		16,807,171
Household Durables - 0.8%
Persimmon plc - ADR (United Kingdom)	89,509	3,440,726
Specialty Retail - 1.1%
The TJX Companies, Inc.	28,807	4,315,577
Textiles, Apparel & Luxury Goods - 1.0%
Hermes International SCA - ADR (France)	17,892	4,295,690
Total Consumer Discretionary		28,859,164
Financials - 10.7%
Banks - 1.5%
NU Holdings Ltd. - Class A (Brazil)*	366,947	6,513,309
Capital Markets - 4.6%
BlackRock, Inc.	4,341	4,857,319
Deutsche Boerse AG - ADR (Germany)	80,440	2,031,110
Intercontinental Exchange, Inc.	14,543	2,527,283
Moody’s Corp.	8,459	4,361,122
Nasdaq, Inc.	22,290	2,159,678
S&P Global, Inc.	6,213	3,279,159
		19,215,671
Financial Services - 4.1%
Mastercard, Inc. - Class A	17,958	9,675,591
Visa, Inc. - Class A	23,202	7,467,100
		17,142,691
Insurance - 0.5%
First American Financial Corp.	34,647	2,188,997
Total Financials		45,060,668
Health Care - 8.6%
Biotechnology - 1.8%
Vertex Pharmaceuticals, Inc.*	15,943	7,491,616
Health Care Equipment & Supplies - 1.0%
The Cooper Companies, Inc.*	52,774	4,294,748
Health Care Providers & Services - 2.1%
Elevance Health, Inc.	17,558	6,070,503
UnitedHealth Group, Inc.	9,705	2,784,655
		8,855,158
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Pharmaceuticals - 3.7%
AstraZeneca plc - ADR (United Kingdom)	47,256	$4,383,939
GSK plc - ADR	44,421	2,292,124
Roche Holding AG - ADR	160,463	9,106,275
		15,782,338
Total Health Care		36,423,860
Industrials - 5.9%
Aerospace & Defense - 1.6%
BAE Systems plc - ADR (United Kingdom)	38,656	4,201,134
HEICO Corp. - Class A	9,217	2,346,556
		6,547,690
Air Freight & Logistics - 2.3%
Deutsche Post AG - ADR (Germany)	39,525	2,213,795
United Parcel Service, Inc. - Class B	71,149	7,557,447
		9,771,242
Commercial Services & Supplies - 0.5%
Rollins, Inc.	36,137	2,288,918
Professional Services - 1.0%
TransUnion	55,336	4,372,651
Trading Companies & Distributors - 0.5%
MonotaRO Co. Ltd. - ADR (Japan)	153,317	2,065,180
Total Industrials		25,045,681
Information Technology - 15.5%
Electronic Equipment, Instruments & Components - 1.2%
Amphenol Corp. - Class A	16,846	2,427,172
Halma plc - ADR (United Kingdom)	24,077	2,366,287
		4,793,459
Semiconductors & Semiconductor Equipment - 7.7%
Applied Materials, Inc.	9,592	3,091,693
ASML Holding N.V. (Netherlands)	2,263	3,220,249
Lam Research Corp.	13,486	3,148,442
NVIDIA Corp.	74,061	14,155,279
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR (Taiwan)	26,971	8,915,534
		32,531,197
Software - 6.6%
Atlassian Corp. - Class A *	13,860	1,637,975
Bentley Systems, Inc. - Class B	88,615	3,112,159
Cadence Design Systems, Inc.*	14,275	4,230,539
Microsoft Corp.	27,610	11,880,307
ServiceNow, Inc.*	26,945	3,152,834
Workday, Inc. - Class A*	22,497	3,951,148
		27,964,962
Total Information Technology		65,289,618

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMON STOCKS (continued)

Materials - 4.2%
Chemicals - 3.1%
Air Liquide S.A. - ADR (France)	116,536	$4,357,281
Albemarle Corp.	23,671	4,038,983
The Sherwin-Williams Co.	6,541	2,319,700
Sociedad Quimica y Minera de Chile S.A. - ADR (Chile)*	29,593	2,273,926
		12,989,890
Paper & Forest Products - 1.1%
West Fraser Timber Co. Ltd. (Canada)	69,923	4,779,936
Total Materials		17,769,826
Real Estate - 2.1%
Real Estate Management & Development - 1.1%
CBRE Group, Inc. - Class A*	27,483	4,681,179
Specialized REITs - 1.0%
Weyerhaeuser Co.	158,600	4,088,708
Total Real Estate		8,769,887
Utilities - 0.5%
Water Utilities - 0.5%
Cia de Saneamento Basico do Estado de Sao Paulo SABESP - ADR (Brazil)	79,207	2,127,500
TOTAL COMMON STOCKS
(Identified Cost $211,188,030)		252,370,902

CORPORATE BONDS - 9.7%

Non-Convertible Corporate Bonds - 9.7%
Communication Services - 0.3%
Entertainment - 0.2%
The Walt Disney Co., 6.65%, 11/15/2037	780,000	886,843
Media - 0.1%
Open Infra U.S. Assets AB, 11.00%, 2/22/2027	400,000	398,714
Total Communication Services		1,285,557
Consumer Discretionary - 0.6%
Diversified Consumer Services - 0.4%
Cornell Univ., 4.169%, 6/15/2030	1,670,000	1,674,704
Household Durables - 0.2%
DR Horton, Inc., 4.85%, 10/15/2030	840,000	859,362
Total Consumer Discretionary		2,534,066
Energy - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Cameron LNG LLC, 3.302%, 1/15/2035[2]	970,000	850,280
Cenovus Energy, Inc. (Canada), 6.75%, 11/15/2039	1,150,000	1,261,133
Energy Transfer LP
6.50%, 2/1/2042	1,200,000	1,268,576
6.30%, 1/15/2056	820,000	819,259
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Energy (continued)
Oil, Gas & Consumable Fuels (continued)
New Fortress Energy, Inc., 8.75%, 3/15/2029 (Acquired 03/05/2024-03/06/2024, cost $561,794)[3]	560,000	$41,014
Total Energy		4,240,262
Financials - 4.4%
Banks - 2.6%
Bank of America Corp., (U.S. Secured Overnight Financing Rate + 1.320%), 2.687%, 4/22/2032[4]	1,400,000	1,283,680
Citigroup, Inc., (U.S. Secured Overnight Financing Rate + 0.770%), 1.462%, 6/9/2027[4]	1,310,000	1,298,156
Citizens Financial Group, Inc., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 1.450%), 5.299%, 1/29/2036[4]	830,000	833,920
Huntington Bancshares, Inc., 2.55%, 2/4/2030	920,000	858,272
JPMorgan Chase & Co., (3 mo. U.S. Secured Overnight Financing Rate + 3.790%), 4.493%, 3/24/2031[4]	1,620,000	1,632,097
Morgan Stanley Private Bank NA, (U.S. Secured Overnight Financing Rate + 0.762%), 4.213%, 2/8/2030[4]	1,220,000	1,219,622
The PNC Financial Services Group, Inc., (U.S. Secured Overnight Financing Rate + 1.333%), 4.899%, 5/13/2031[4]	1,260,000	1,286,329
Truist Financial Corp., (U.S. Secured Overnight Financing Rate + 0.862%), 1.887%, 6/7/2029[4]	1,360,000	1,294,021
U.S. Bancorp, (U.S. Secured Overnight Financing Rate + 1.230%), 4.653%, 2/1/2029[4]	1,270,000	1,285,206
		10,991,303
Capital Markets - 0.6%
The Depository Trust & Clearing Corp., (5 yr. U.S. Treasury Yield Curve Rate T Note Constant Maturity + 2.606%), 3.375%[2,4,5]	500,000	496,343
Icahn Enterprises LP - Icahn Enterprises Finance Corp., 10.00%, 11/15/2029[2]	550,000	554,935
Jefferies Financial Group, Inc., 6.20%, 4/14/2034	1,540,000	1,619,883
		2,671,161
Consumer Finance - 0.4%
Capital One Financial Corp., (U.S. Secured Overnight Financing Rate + 2.860%), 6.377%, 6/8/2034[4]	1,580,000	1,695,710
Diversified Financial Services - 0.2%
Atlas Warehouse Lending Co. LP, 4.95%, 11/15/2030[2]	830,000	833,776

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Financials (continued)
Financial Services - 0.4%
Apollo Global Management, Inc., 5.15%, 8/12/2035	850,000	$846,153
Golden Pear Funding HoldCo LLC, 10.00%, 3/2/2028	340,000	358,056
U.S. Claims Litigation Funding LLC, 10.25%, 3/17/2028 (Acquired 03/14/2023, cost $275,000)[3]	275,000	239,999
		1,444,208
Insurance - 0.2%
SiriusPoint Ltd. (Sweden), 7.00%, 4/5/2029	810,000	857,748
Total Financials		18,493,906
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
180 Medical, Inc. (United Kingdom), 3.875%, 10/15/2029[2]	980,000	955,216
Industrials - 0.4%
Construction Materials - 0.2%
Eagle Materials, Inc., 5.00%, 3/15/2036	850,000	832,716
Passenger Airlines - 0.0%##
United Airlines Pass-Through Trust, Series 2018-1, Class B, 4.60%, 3/1/2026	58,938	59,004
Trading Companies & Distributors - 0.2%
AerCap Ireland Capital DAC - AerCap Global Aviation Trust (Ireland), 3.00%, 10/29/2028	890,000	863,345
Total Industrials		1,755,065
Information Technology - 0.2%
Software - 0.2%
Constellation Software, Inc. (Canada), 5.461%, 2/16/2034[2]	830,000	835,588
Materials - 0.5%
Metals & Mining - 0.5%
Corp. Nacional del Cobre de Chile (Chile), 5.529%, 1/30/2037[2]	1,220,000	1,224,940
Newcastle Coal Infrastructure Group Pty Ltd. (Australia), 4.40%, 9/29/2027[2]	879,933	878,380
Northwest Acquisitions ULC - Dominion Finco, Inc., 7.125%, 11/1/2022 (Acquired 10/10/2017-09/18/2020, cost $118,233)[3,6]	653,000	6
Total Materials		2,103,326
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

CORPORATE BONDS (continued)

Non-Convertible Corporate Bonds (continued)
Real Estate - 1.1%
Industrial REITs - 0.2%
IIP Operating Partnership LP, 5.50%, 5/25/2026	700,000	$693,965
Retail REITs - 0.1%
Simon Property Group LP, 2.65%, 2/1/2032	190,000	171,271
Specialized REITs - 0.8%
Pelorus Fund REIT LLC, 7.00%, 9/30/2026 (Acquired 07/08/2022, cost $552,500)[3]	650,000	650,075
Safehold GL Holdings LLC
2.85%, 1/15/2032	755,000	681,962
6.10%, 4/1/2034	810,000	861,474
SBA Tower Trust, 6.599%, 1/15/2028[2]	1,250,000	1,278,159
		3,471,670
Total Real Estate		4,336,906
Utilities - 1.0%
Electric Utilities - 0.6%
Alexander Funding Trust II, 7.467%, 7/31/2028[2]	800,000	851,463
Duke Energy Florida LLC, 6.40%, 6/15/2038	1,500,000	1,667,107
		2,518,570
Independent Power and Renewable Electricity Producers - 0.4%
Palomino Funding Trust I, 7.233%, 5/17/2028[2]	1,610,000	1,702,516
Total Utilities		4,221,086
TOTAL CORPORATE BONDS
(Identified Cost $40,687,521)		40,760,978

U.S. TREASURY SECURITIES - 15.2%

U.S. Treasury Bonds - 6.6%
U.S. Treasury Bond
2.375%, 2/15/2042	6,926,000	5,079,788
3.00%, 5/15/2047	11,539,000	8,636,220
3.625%, 2/15/2053	13,421,000	10,810,196
U.S. Treasury Inflation Indexed Bonds
2.125%, 2/15/2041	1,761,283	1,729,567
2.375%, 2/15/2055	1,792,412	1,699,150
Total U.S. Treasury Bonds
(Identified Cost $28,860,119)		27,954,921
U.S. Treasury Notes - 8.6%
U.S. Treasury Inflation Indexed Note, 1.625%, 4/15/2030	1,743,158	1,770,055
U.S. Treasury Note
1.375%, 11/15/2031	9,929,000	8,631,249
4.125%, 11/15/2032	17,127,000	17,239,396

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. TREASURY SECURITIES (continued)

U.S. Treasury Notes (continued)
U.S. Treasury Note (continued)
4.00%, 11/15/2035	8,779,000	$8,599,305
Total U.S. Treasury Notes
(Identified Cost $36,634,141)		36,240,005
TOTAL U.S. TREASURY SECURITIES
(Identified Cost $65,494,260)		64,194,926

ASSET-BACKED SECURITIES - 4.4%

Aligned Data Centers Issuer LLC, Series 2021-1A, Class A2, 1.937%, 8/15/2046[2]	1,800,000	1,773,746
ALLO Issuer LLC, Series 2023-1A, Class A2, 6.20%, 6/20/2053[2]	1,450,000	1,466,610
CF Hippolyta Issuer LLC, Series 2020-1, Class A1, 1.69%, 7/15/2060[2]	820,167	689,168
Cogent Ipv4 LLC, Series 2024-1A, Class A2, 7.924%, 5/25/2054[2]	830,000	863,062
Commonbond Student Loan Trust, Series 2019-AGS, Class A1, 2.54%, 1/25/2047[2]	361,420	336,706
ECMC Group Student Loan Trust, Series 2025-2A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 1.050%), 4.747%, 11/25/2074[2,7]	944,528	947,757
Flexential Issuer, Series 2021-1A, Class A2, 3.25%, 11/27/2051[2]	982,857	969,461
Hageman Capital Issuer Trust, Series 2025-1, Class A, 6.40%, 8/9/2056[2]	870,000	861,627
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.687%, 5/20/2053[2]	700,000	705,683
Nelnet Student Loan Trust, Series 2012-3A, Class A, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.814%), 4.512%, 3/26/2040[2,7]	96,935	96,380
New Economy Assets - Phase 1 Sponsor LLC, Series 2021-1, Class A1, 1.91%, 10/20/2061[2]	2,275,000	1,910,698
Oxford Finance Credit Fund III LP, Series 2024-A, Class A2, 6.675%, 1/14/2032[2]	219,599	223,215
Oxford Finance Funding LLC
Series 2022-1A, Class A2, 3.602%, 2/15/2030[2]	921,742	907,342
Series 2023-1A, Class A2, 6.716%, 2/15/2031[2]	1,899,608	1,916,773
PEAR LLC
Series 2021-1, Class A, 2.60%, 1/15/2034[2]	86,625	86,455
Series 2023-1, Class A, 7.42%, 7/15/2035[2]	1,155,066	1,183,250
Series 2024-1, Class A, 6.95%, 2/15/2036[2]	393,730	397,923
Slam Ltd., Series 2021-1A, Class A, (Cayman Islands), 2.434%, 6/15/2046[2]	1,279,980	1,223,613
	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

ASSET-BACKED SECURITIES (continued)

SLM Student Loan Trust, Series 2012-7, Class A3, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.764%), 4.462%, 5/26/2026[7]	2,058,861	$2,031,819
TOTAL ASSET-BACKED SECURITIES
(Identified Cost $19,040,069)		18,591,288

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.9%

Brean Asset Backed Securities Trust, Series 2021-RM2, Class A, 1.75%, 10/25/2061[2,8]	1,005,181	986,891
CIM Trust, Series 2019-INV1, Class A1, 4.00%, 2/25/2049[2,8]	16,740	16,037
Citigroup Mortgage Loan Trust, Inc., Series 2021-INV1, Class A3A, 2.50%, 5/25/2051[2,8]	736,005	616,582
COLT Mortgage Loan Trust, Series 2021-4, Class A1, 1.397%, 10/25/2066[2,8]	1,945,090	1,678,157
Credit Suisse Mortgage Capital Trust
Series 2013-IVR3, Class A1, 2.50%, 5/25/2043[2,8]	134,455	122,214
Series 2013-TH1, Class A1, 2.13%, 2/25/2043[2,8]	83,734	74,730
Series 2014-IVR3, Class A1, 3.50%, 7/25/2044[2,8]	39,347	37,050
Deephaven Residential Mortgage Trust, Series 2021-3, Class A1, 1.194%, 8/25/2066[2,8]	1,660,088	1,510,828
Fannie Mae REMICS
Series 2018-31, Class KP, 3.50%, 7/25/2047	4,909	4,871
Series 2021-69, Class WJ, 1.50%, 10/25/2050	731,462	640,412
Finance of America Structured Securities Trust, Series 2022-S6, Class A1, 3.00%, 7/25/2061[2]	956,912	963,294
Freddie Mac REMICS, Series 5189, Class CP, 2.50%, 6/25/2049	1,515,650	1,352,589
Government National Mortgage Association, Series 2017-54, Class AH, 2.60%, 12/16/2056	135,457	128,024
GS Mortgage-Backed Securities Trust Series 2021-INV1, Class A9, (U.S. Secured Overnight Financing Rate 30 Day Average + 0.850%), 4.724%, 12/25/2051[2,7]	1,014,400	949,433
Series 2021-PJ6, Class A8, 2.50%, 11/25/2051[2,8]	717,561	652,055
Series 2021-PJ9, Class A8, 2.50%, 2/26/2052[2,8]	750,660	679,136
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1, 1.595%, 11/25/2056[2,8]	835,374	731,065

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)

JP Morgan Mortgage Trust Series 2014-2, Class 1A1, 3.00%, 6/25/2029[2,8]	37,548	$37,105
Series 2017-2, Class A3, 3.50%, 5/25/2047[2,8]	82,971	75,698
JP Morgan Seasoned Mortgage Trust, Series 2025-1, Class A3, 3.688%, 1/25/2063[2,8]	1,574,411	1,414,526
New Residential Mortgage Loan Trust Series 2014-3A, Class AFX3, 3.75%, 11/25/2054[2,8]	126,794	122,816
Series 2015-2A, Class A1, 3.75%, 8/25/2055[2,8]	160,957	157,755
Series 2016-4A, Class A1, 3.75%, 11/25/2056[2,8]	182,450	176,631
OBX Trust
Series 2022-INV1, Class A1, 3.00%, 12/25/2051[2,8]	1,199,782	1,048,345
Series 2024-NQM1, Class A1, 5.928%, 11/25/2063[2,9]	832,481	838,219
PCG LLC, Series 2023-1, (1 mo. U.S. Secured Overnight Financing Rate + 6.000%), 9.673%, 7/25/2029 (Acquired 07/24/2023, cost $150,982)[3,7]	150,982	150,969
PMT Loan Trust, Series 2013-J1, Class A9, 3.50%, 9/25/2043[2,8]	755,877	704,085
Provident Funding Mortgage Trust Series 2021-2, Class A2A, 2.00%, 4/25/2051[2,8]	889,881	779,082
Series 2021-INV1, Class A1, 2.50%, 8/25/2051[2,8]	1,627,662	1,364,966
RCKT Mortgage Trust, Series 2021-6, Class A1, 2.50%, 12/25/2051[2,8]	1,607,433	1,349,691
Sequoia Mortgage Trust Series 2013-2, Class A, 1.874%, 2/25/2043[8]	177,355	155,740
Series 2013-6, Class A2, 3.00%, 5/25/2043[8]	363,174	331,815
Series 2013-7, Class A2, 3.00%, 6/25/2043[8]	77,494	70,801
Series 2013-8, Class A1, 3.00%, 6/25/2043[8]	99,074	90,685
Starwood Retail Property Trust, Series 2014-STAR, Class A, (Prime Rate + 0.000%), 6.75%, 11/15/2027[2,7]	1,103,101	552,572
Sutherland Commercial Mortgage Trust, Series 2019-SBC8, Class A, 2.86%, 4/25/2041[2,8]	101,844	97,698
Towd Point Mortgage Trust, Series 2019-HY1, Class A1, (1 mo. U.S. Secured Overnight Financing Rate + 1.114%), 4.787%, 10/25/2048[2,7]	141,557	141,807
WinWater Mortgage Loan Trust, Series 2015-1, Class A1, 3.50%, 1/20/2045[2,8]	40,202	37,774
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Identified Cost $22,842,011)		20,842,148
	SHARES/ PRINCIPAL AMOUNT[1]		VALUE

FOREIGN GOVERNMENT BONDS - 0.3%

Eagle Funding Luxco S.A.R.L (Mexico), 5.50%, 8/17/2030[2]		1,305,000	$1,325,237
Mexican Bonos, Series M, (Mexico), 7.75%, 5/29/2031	MXN	972,000	54,232

TOTAL FOREIGN GOVERNMENT BONDS
(Identified Cost $1,378,840)			1,379,469

MUNICIPAL BONDS - 0.0%##

South Carolina Public Service Authority, Series B, Revenue Bond, 2.329%, 12/1/2028
(Identified Cost $230,000)		230,000	220,153

U.S. GOVERNMENT AGENCIES - 3.6%

Mortgage-Backed Securities - 3.6%
Fannie Mae
Pool #MA3463, UMBS, 4.00%, 9/1/2033		122,235	121,869
Pool #MA1834, UMBS, 4.50%, 2/1/2034		192,129	193,996
Pool #MA1903, UMBS, 4.50%, 5/1/2034		78,697	79,466
Pool #889576, UMBS, 6.00%, 4/1/2038		78,085	83,060
Pool #889579, UMBS, 6.00%, 5/1/2038		63,528	67,576
Pool #MA3412, UMBS, 3.50%, 7/1/2038		204,592	198,099
Pool #995196, UMBS, 6.00%, 7/1/2038		3,586	3,798
Pool #AD0207, UMBS, 6.00%, 10/1/2038		204,190	217,199
Pool #AD0220, UMBS, 6.00%, 10/1/2038		6,446	6,826
Pool #MA0258, UMBS, 4.50%, 12/1/2039		136,519	136,760
Pool #AL1595, UMBS, 6.00%, 1/1/2040		73,146	77,806
Pool #AL0152, UMBS, 6.00%, 6/1/2040		156,399	166,364
Pool #MA4203, UMBS, 2.50%, 12/1/2040		1,551,828	1,411,989
Pool #AI5172, UMBS, 4.00%, 8/1/2041		159,960	157,727
Pool #AL1410, UMBS, 4.50%, 12/1/2041		275,807	275,588
Pool #MA4934, UMBS, 5.00%, 2/1/2043		2,372,339	2,406,189
Pool #AL7729, UMBS, 4.00%, 6/1/2043		141,399	139,425
Pool #AX5234, UMBS, 4.50%, 11/1/2044		160,410	159,972

Investment Portfolio - January 31, 2026

(unaudited)

PRO-BLEND® EXTENDED TERM SERIES	SHARES/ PRINCIPAL AMOUNT[1]	VALUE

U.S. GOVERNMENT AGENCIES (continued)

Mortgage-Backed Securities (continued)
Fannie Mae (continued)
Pool #AS4103, UMBS, 4.50%, 12/1/2044	231,578	$230,945
Pool #BC6764, UMBS, 3.50%, 4/1/2046	110,407	103,676
Pool #BD6997, UMBS, 4.00%, 10/1/2046	77,702	75,289
Pool #BE7845, UMBS, 4.50%, 2/1/2047	88,584	88,352
Pool #AL8674, UMBS, 5.622%, 1/1/2049	486,476	508,033
Pool #FS9332, UMBS, 3.00%, 3/1/2050	1,134,998	1,031,331
Pool #FS2696, UMBS, 3.00%, 12/1/2051	1,144,684	1,026,224
Pool #MA4807, UMBS, 5.50%, 11/1/2052	878,238	895,891
Pool #MA4868, UMBS, 5.00%, 1/1/2053	2,891,418	2,906,150
Freddie Mac
Pool #C91762, 4.50%, 5/1/2034	107,778	108,958
Pool #C91771, 4.50%, 6/1/2034	120,781	122,101
Pool #C91780, 4.50%, 7/1/2034	139,971	141,485
Pool #G03926, 6.00%, 2/1/2038	30,713	32,703
Pool #G05906, 6.00%, 4/1/2040	29,845	31,779
Pool #SD8044, UMBS, 3.00%, 2/1/2050	1,991,336	1,783,782

TOTAL U.S. GOVERNMENT AGENCIES
(Identified Cost $15,313,080)		14,990,408

SHORT-TERM INVESTMENT - 2.1%

Dreyfus Government Cash Management, Institutional Shares, 3.58%[10]
(Identified Cost $8,800,053)	8,800,053	8,800,053

TOTAL INVESTMENTS - 100.1%
(Identified Cost $384,973,864)		422,150,325
LIABILITIES, LESS OTHER ASSETS - (0.1%)		(611,439)
NET ASSETS - 100%		$421,538,886

ADR - American Depositary Receipt

MXN - Mexican Peso

REIT - Real Estate Investment Trust

REMICS - Real Estate Mortgage Investment Conduits

UMBS - Uniform Mortgage-Backed Securities

*Non-income producing security.

## Less than 0.1%.

1Amount is stated in USD unless otherwise noted.

Investment Portfolio - January 31, 2026

(unaudited)

2Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be liquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at January 31, 2026 was $46,262,544, which represented 11.0% of the Series’ Net Assets.

3Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”) and determined to be illiquid under the Fund’s Liquidity Risk Management Program. The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of such securities at January 31, 2026 was $1,082,063, or 0.3% of the Series’ Net Assets.

4Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of January 31, 2026.

5Security is perpetual in nature and has no stated maturity date.

6Issuer filed for bankruptcy and/or is in default of interest payments.

7Floating rate security. Rate shown is the rate in effect as of January 31, 2026.

8Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of January 31, 2026.

9Represents a step-up bond that pays initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current coupon as of January 31, 2026.

10Rate shown is the current yield as of January 31, 2026.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of January 31, 2026 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$23,024,698	$23,024,698	$—	$—
Consumer Discretionary	28,859,164	28,859,164	—	—
Financials	45,060,668	45,060,668	—	—
Health Care	36,423,860	36,423,860	—	—
Industrials	25,045,681	25,045,681	—	—
Information Technology	65,289,618	65,289,618	—	—
Materials	17,769,826	17,769,826	—	—
Real Estate	8,769,887	8,769,887	—	—
Utilities	2,127,500	2,127,500	—	—
Debt securities:
U.S. Treasury and other U.S. Government agencies	79,185,334	—	79,185,334	—
States and political subdivisions (municipals)	220,153	—	220,153	—
Corporate debt:
Communication Services	1,285,557	—	1,285,557	—
Consumer Discretionary	2,534,066	—	2,534,066	—
Energy	4,240,262	—	4,240,262	—
Financials	18,493,906	—	18,493,906	—
Health Care	955,216	—	955,216	—

Investment Portfolio - January 31, 2026

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Industrials	$1,755,065	$—	$1,755,065	$—
Information Technology	835,588	—	835,588	—
Materials	2,103,326	—	2,103,326	—
Real Estate	4,336,906	—	4,336,906	—
Utilities	4,221,086	—	4,221,086	—
Asset-backed securities	18,591,288	—	18,591,288	—
Commercial mortgage-backed securities	20,842,148	—	20,842,148	—
Foreign government bonds	1,379,469	—	1,379,469	—
Short-Term Investment	8,800,053	8,800,053	—	—
Total assets	$422,150,325	$261,170,955	$160,979,370	$—

There were no Level 3 securities held by the Series as of October 31, 2025 or January 31, 2026.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.